Cost of goods sold and services provided (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Cost Of Goods Sold And Services Provided
Inventories at the beginning of the year	[1]	$ 10,041	$ 8,216
Purchases and expenses		69,910	54,426
Capitalized finance costs		11
Cumulative translation adjustment		5,874	2,687
Transfers		9	27
Deconsolidation		(6,276)
Transfers to investment properties		(353)
Incorporated by business combination		380
Inventories at the end of the year	[1]	9,880	10,041
Total costs		$ 69,716	$ 55,315

[1]	Inventories includes trading properties and inventories.